CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 5	€ 15	€ 589
Property, plant and equipment	393	18,960	20,862
Right of use	2,584	6,869	8,228
Other non-current assets	195	876	1,091
Total non-current assets	3,177	26,720	30,770
Current assets
Inventories	0	0	0
Trade and other receivables	76	12	4
Other current assets	3,769	6,337	5,182
Cash and cash equivalents	38,789	33,699	44,446
Total current assets	42,634	40,048	49,632
TOTAL ASSETS	45,811	66,768	80,402
Shareholders’ equity
Share capital	3,102	3,102	2,006
Premiums related to share capital	48,975	97,618	120,705
Reserves	(29,765)	(25,293)	(24,616)
Translation reserve	1,402	1,215	1,744
Net loss for the period	(228)	(53,797)	(73,300)
Total shareholders’ equity	23,487	22,845	26,539
Non-current liabilities
Provisions - non-current portion	419	524	652
Financial liabilities – non-current portion	7,547	15,232	14,379
Derivative liabilities - non current portion	0	0	288
Lease liabilities - non-current portion	2,680	8,162	9,197
Deferred tax	0	0	0
Total Non-current liabilities	10,646	23,918	24,516
Current liabilities
Provisions - current portion	314	0	0
Financial liabilities – current portion	2,565	164	2,265
Derivative liabilities - current portion	0	0	129
Lease liabilities - current portion	775	1,817	1,607
Trade and other payables	5,115	14,154	20,910
Other current liabilities	2,909	3,870	4,436
Total current liabilities	11,678	20,005	29,347
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 45,811	€ 66,768	€ 80,402